Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenues from contracts with customers	¥ 1,246,098		¥ 1,087,555	¥ 1,174,313
Other revenues	1,274,267	[1]	1,205,153	1,106,016
Segment revenues /Total revenues	2,520,365		2,292,708	2,280,329
Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	340,697		321,883	287,558
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	94,700		89,070	118,953
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	244,887		173,191	181,851
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	76,772		72,000	77,987
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	32,163		23,811	69,297
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	156,327		137,011	141,532
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	100,304		101,942	104,110
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	92,999		80,179	88,966
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	107,249		88,468	104,059
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers	975,669		888,237	964,641
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers	104,747		85,527	99,979
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers	165,682		113,791	109,693
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,245,988		1,089,637	1,178,267
Other revenues	1,276,684	[1]	1,208,728	1,105,065
Segment revenues /Total revenues	2,522,672		2,298,365	2,283,332
Operating Segment | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	339,055		321,204	286,200
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	94,701		89,070	118,953
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	244,943		173,279	181,951
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	76,755		72,002	77,964
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	31,421		23,301	67,759
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	158,255		138,444	142,254
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	102,689		103,457	106,375
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	93,265		80,455	89,522
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	104,904		88,425	107,289
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	128,385		123,213	122,546
Other revenues	316,953		307,802	306,415	[1]
Segment revenues /Total revenues	445,338		431,015	428,961
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	9,741		10,348	11,536
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	347		354	347
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	62,897		59,903	60,782
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,911		3,060	2,911
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	52,489		49,548	46,970
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	332,013		306,282	396,916
Other revenues	58,675		53,516	71,170	[1]
Segment revenues /Total revenues	390,688		359,798	468,086
Operating Segment | Real Estate | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,521		2,836	4,261
Operating Segment | Real Estate | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	94,617		88,512	117,969
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	6,107		6,216	7,453
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	31,421		23,301	67,396
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	102,689		103,457	106,375
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	93,265		80,455	89,522
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,393		1,505	3,940
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	349,077		323,762	293,940
Other revenues	36,662		7,460	2,425	[1]
Segment revenues /Total revenues	385,739		331,222	296,365
Operating Segment | PE Investment and Concession | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	320,104		301,732	261,475
Operating Segment | PE Investment and Concession | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	20		33	36
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	76		0	0
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	28,877		21,997	32,429
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	159,166		140,177	145,897
Other revenues	1,066		1,794	1,601	[1]
Segment revenues /Total revenues	160,232		141,971	147,498
Operating Segment | Environment and energy services | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	3,861		3,816	4,796
Operating Segment | Environment and energy services | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Environment and energy services | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	93		45	0
Operating Segment | Environment and energy services | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	228		225	232
Operating Segment | Environment and energy services | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Environment and energy services | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	154,081		134,424	138,380
Operating Segment | Environment and energy services | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Environment and energy services | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Environment and energy services | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	903		1,667	2,489
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,062		1,667	1,023
Other revenues	484,642		490,227	370,364	[1]
Segment revenues /Total revenues	486,704		491,894	371,387
Operating Segment | Insurance | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Insurance | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,062		1,667	1,023
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	6,427		4,978	3,291
Other revenues	78,394		78,746	81,064	[1]
Segment revenues /Total revenues	84,821		83,724	84,355
Operating Segment | Banking and Credit | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Banking and Credit | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	326		207	167
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	6,101		4,771	3,124
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	7,439		3,340	12,896
Other revenues	31,200		28,277	51,754	[1]
Segment revenues /Total revenues	38,639		31,617	64,650
Operating Segment | Aircraft and Ships | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	2,680
Operating Segment | Aircraft and Ships | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	38		23	21
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	7,401		3,317	10,195
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	27,100		23,278	32,929
Other revenues	134,244	[1]	114,739	102,780
Segment revenues /Total revenues	161,344		138,017	135,709
Operating Segment | ORIX USA | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,251		2,407	965
Operating Segment | ORIX USA | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	84		558	984
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	18,880		16,099	24,248
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,187		960	963
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	4,698		3,254	5,769
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	219,207		150,388	150,044
Other revenues	1,905	[1]	10,410	(1,520)
Segment revenues /Total revenues	221,112		160,798	148,524
Operating Segment | ORIX Europe | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX Europe | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	219,132		150,302	149,675
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	75		86	369
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	15,112		12,552	18,785
Other revenues	132,943	[1]	115,757	119,012
Segment revenues /Total revenues	148,055		128,309	137,797
Operating Segment | Asia and Australia | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	577		65	487
Operating Segment | Asia and Australia | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	4
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	13,630		11,874	16,950
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	363
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	905		613	981
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers	975,450		890,193	966,344
Operating Segment | Japan | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	127,918		122,232	121,845
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	332,013		306,282	396,916
Operating Segment | Japan | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	349,077		323,762	293,940
Operating Segment | Japan | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	154,311		130,077	143,623
Operating Segment | Japan | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,062		1,667	1,023
Operating Segment | Japan | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	6,427		4,978	3,291
Operating Segment | Japan | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	3,642		1,194	5,678
Operating Segment | Japan | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Japan | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Japan | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		1	28
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers	104,747		85,527	99,979
Operating Segment | The Americas | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | The Americas | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | The Americas | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | The Americas | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | The Americas | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | The Americas | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | The Americas | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	27,100		23,278	32,929
Operating Segment | The Americas | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	77,647		62,249	67,050
Operating Segment | The Americas | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers	165,791		113,917	111,944
Operating Segment | Other Countries | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	467		981	701
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Other Countries | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Other Countries | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	4,855		10,100	2,274
Operating Segment | Other Countries | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Other Countries | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Other Countries | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	3,797		2,146	7,218
Operating Segment | Other Countries | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Operating Segment | Other Countries | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	141,560		88,139	82,994
Operating Segment | Other Countries | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	15,112		12,551	18,757
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	110		(2,082)	(3,954)
Other revenues	(2,417)	[1]	(3,575)	951
Segment revenues /Total revenues	(2,307)		(5,657)	(3,003)
Corporate And Intersegment Eliminations [Member] | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,642		679	1,358
Corporate And Intersegment Eliminations [Member] | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(1)		0	0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(56)		(88)	(100)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	17		(2)	23
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	742		510	1,538
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(1,928)		(1,433)	(722)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(2,385)		(1,515)	(2,265)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(266)		(276)	(556)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,345		43	(3,230)
Corporate And Intersegment Eliminations [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers	219		(1,956)	(1,703)
Corporate And Intersegment Eliminations [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0		0	0
Corporate And Intersegment Eliminations [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers	¥ (109)		¥ (126)	¥ (2,251)

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.